Trade and other receivables (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total trade receivables, net		$ 7,450	$ 8,268
Receivables from contracts with customers		8,291	8,825
Total trade and other receivables, before ECL		8,986	9,716
Current		5,010	6,368
Non-current		2,440	1,900
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from contracts with customers		5,303	5,224
Total		3,683	4,492
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables, net		5,210	4,839
Expected credit losses		(1,533)	(1,428)
Third Parties [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from divestments	[1]	1,922	2,679
Lease receivables		394	435
Total		765	872
Investees [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers		93	385
Petroleum And Alcohol Accounts From Brazilian Government [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers		602	506
Related parties [member]
IfrsStatementLineItems [Line Items]
Expected credit losses		$ (3)	$ (20)

[1]	At December 31, 2022, it mainly refers to the receivables from the divestments of Atapu, Sépia, Carmópolis, Roncador, Maromba, Miranga, Baúna, Pampo e Enchova, Breitener, Rio Ventura e Cricaré. In 2021, it mainly refers to receivables (including interest, exchange rate variation and inflation indexation) from the divestment in Nova Transportadora do Sudeste (NTS), of Block BM-S-8 in the Bacalhau field (former Carcará group), in addition to the values referring to Rio Ventura, Roncador, Pampo Enchova, Baúna and Miranga fields.